Note 16 - Reconciliation of total net assets of Huarong Rongde Asset Management Company Ltd to the Groups carrying amount (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of total net assets of Huarong Rongde Asset Management Company Ltd to the Groups carrying amount [Line Items]
Goodwill	€ 2,963	€ 2,849	€ 2,919